Document and Entity Information	Aug. 25, 2017
Prospectus:
Document Type	497
Document Period End Date	Aug. 25, 2017
Registrant Name	NEEDHAM FUNDS INC
Central Index Key	0001002537
Amendment Flag	false
Document Creation Date	Aug. 25, 2017
Document Effective Date	Aug. 25, 2017
Prospectus Date	May 01, 2017
Needham Growth Fund | Retail Class
Prospectus:
Trading Symbol	NEEGX
Needham Growth Fund | Institutional Class
Prospectus:
Trading Symbol	NEEIX
Needham Aggressive Growth Fund | Retail Class
Prospectus:
Trading Symbol	NEAGX
Needham Aggressive Growth Fund | Institutional Class
Prospectus:
Trading Symbol	NEAIX
Needham Small Cap Growth Fund | Retail Class
Prospectus:
Trading Symbol	NESGX
Needham Small Cap Growth Fund | Institutional Class
Prospectus:
Trading Symbol	NESIX